ETFMG Sit Ultra Short ETF
Schedule of Investments
June 30, 2022 (Unaudited)

		Principal Amount	Fair Value
CORPORATE BONDS - 87.3%
Aerospace & Defense - 2.0%
L3Harris Technologies, Inc.
2.438%, (3 Month LIBOR USD + 0.750%), 03/10/2023 (b)		$4,637,000	$4,637,283

Automotive - 6.4%
American Honda Finance Corp.
1.655%, (3 Month LIBOR USD + 0.150%), 02/22/2023 (b)		440,000	438,806
2.085%, (3 Month LIBOR USD + 0.420%), 09/08/2023 (b)		272,000	270,379
1.291%, (3 Month LIBOR USD + 0.280%), 01/12/2024 (b)		2,000,000	1,985,906
General Motors Financial Co., Inc.
2.190%, (SOFR + 0.760%), 03/08/2024 (b)		2,244,000	2,180,364
1.489%, (SOFR + 0.620%), 10/15/2024 (b)		1,000,000	964,315
Hyundai Capital America
1.250%, 09/18/2023 (a)		2,564,000	2,487,055
John Deere Capital Corp.
3.400%, 06/06/2025		1,425,000	1,421,298
Penske Truck Leasing Co. LP
3.450%, 07/01/2024 (a)		2,200,000	2,156,831
SMBC Aviation Capital Finance DAC
3.550%, 04/15/2024 (a)		395,000	384,937
Toyota Motor Credit Corp.
1.774%, (SOFRIX + 0.260%), 06/18/2024 (b)		2,242,000	2,221,315
			14,511,206
Banks - 18.5%
Bank of America Corp.
1.938%, (BSBY + 0.430%), 05/28/2024 (b)		3,630,000	3,574,316
2.144%, (3 Month LIBOR USD + 0.960%), 07/23/2024 (b)		2,500,000	2,493,986
Bank of Montreal
1.108%, (SOFRIX + 0.320%), 07/09/2024 (b)		2,663,000	2,625,295
Bank of Nova Scotia
1.314%, (SOFRIX + 0.445%), 04/15/2024 (b)		1,500,000	1,484,500
Barclays PLC
2.791%, (3 Month LIBOR USD + 1.380%), 05/16/2024 (b)		2,281,000	2,280,500
Canadian Imperial Bank of Commerce
1.303%, (SOFR + 0.420%), 10/18/2024 (b)		1,000,000	981,857
Citigroup, Inc.
3.352%, 04/24/2025		2,557,000	2,510,719
0.981%, 05/01/2025		2,000,000	1,876,942
Citizens Financial Group, Inc.
4.150%, 09/28/2022 (a)		1,115,000	1,117,678
3.750%, 07/01/2024		500,000	493,167
Huntington Bancshares, Inc.
4.350%, 02/04/2023		1,766,000	1,777,382
Huntington National Bank
4.008%, 05/16/2025		600,000	600,156
JPMorgan Chase & Co.
2.076%, (SOFR + 0.580%), 03/16/2024 (b)		1,380,000	1,363,872
3.845%, 06/07/2025		1,500,000	1,487,749
KeyBank NA
1.840%, (SOFR + 0.320%), 06/14/2024 (b)		3,550,000	3,497,226
Mizuho Financial Group, Inc.
1.979%, (3 Month LIBOR USD + 0.990%), 07/10/2024 (b)		1,400,000	1,394,843
PNC Bank NA
3.875%, 04/10/2025		4,268,000	4,239,536
Royal Bank of Canada
1.421%, (SOFRIX + 0.360%), 07/29/2024 (b)		2,150,000	2,122,336
Toronto-Dominion Bank
1.796%, (SOFR + 0.350%), 09/10/2024 (b)		5,000,000	4,915,422
Webster Financial Corp.
4.375%, 02/15/2024		750,000	748,092
			41,585,574
Capital Goods - 1.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.150%, 10/29/2023		1,000,000	954,041
1.750%, 10/29/2024		1,500,000	1,386,643
Air Lease Corp.
0.800%, 08/18/2024		1,040,000	954,130
			3,294,814

Commercial and Industrial Machinery and Equipment Rental and Leasing - 1.5%
Triton Container International, Ltd.
1.150%, 06/07/2024 (a)		3,550,000	3,322,418

Communications Equipment - 0.2%
Motorola Solutions, Inc.
4.000%, 09/01/2024		580,000	578,420

Consumer Services - 1.5%
7-Eleven, Inc.
0.800%, 02/10/2024 (a)		3,505,000	3,325,977

Diversified Financial Services - 7.0%
Bank of New York Mellon Corp.
3.430%, 06/13/2025		3,000,000	2,980,458
BGC Partners, Inc.
5.375%, 07/24/2023		1,245,000	1,253,677
Goldman Sachs Group, Inc.
1.945%, (SOFR + 0.500%), 09/10/2024 (b)		4,932,000	4,810,254
Intercontinental Exchange, Inc.
3.650%, 05/23/2025		1,720,000	1,710,267
Jackson Financial, Inc.
1.125%, 11/22/2023 (a)		500,000	481,079
Morgan Stanley
2.591%, (3 Month LIBOR USD + 1.220%), 05/08/2024 (b)		2,242,000	2,243,227
0.790%, 05/30/2025		997,000	931,075
National Rural Utilities Cooperative Finance Corp.
1.476%, (3 Month LIBOR USD + 0.065%), 02/16/2023 (b)		1,329,000	1,323,694
			15,733,731
Diversified Telecommunication Services - 1.5%
AT&T, Inc.
2.901%, (3 Month LIBOR USD + 1.180%), 06/12/2024 (b)		1,443,000	1,447,914
T-Mobile USA, Inc.
3.500%, 04/15/2025		2,000,000	1,960,344
			3,408,258
Food Products - 3.1%
Conagra Brands, Inc.
0.500%, 08/11/2023		700,000	675,345
General Mills, Inc.
2.054%, (3 Month LIBOR USD + 1.010%), 10/17/2023 (b)		4,929,000	4,942,042
Hormel Foods Corp.
0.650%, 06/03/2024		1,536,000	1,467,919
			7,085,306
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.
1.773%, (SOFRIX + 0.440%), 11/29/2024 (b)		2,876,000	2,808,781
Zimmer Biomet Holdings, Inc.
1.450%, 11/22/2024		1,000,000	943,201
			3,751,982
Health Care Providers & Services - 0.9%
Cigna Corp.
1.934%, (3 Month LIBOR USD + 0.890%), 07/15/2023		2,020,000	2,021,817

Insurance - 17.6%
Allstate Corp.
2.862%, (3 Month LIBOR USD + 0.630%), 03/29/2023		3,623,000	3,603,703
Athene Global Funding
2.192%, (3 Month LIBOR USD + 1.230%), 07/01/2022 (a)(b)		200,000	200,000
Brighthouse Financial Global Funding
1.000%, 04/12/2024 (a)		2,250,000	2,127,296
1.562%, (SOFR + 0.760%), 04/12/2024 (a)(b)		3,693,000	3,669,832
Brown & Brown, Inc.
4.200%, 09/15/2024		2,872,000	2,867,160
CNO Global Funding
1.650%, 01/06/2025 (a)		3,000,000	2,834,771
F&G Global Funding
0.900%, 09/20/2024 (a)		2,700,000	2,508,253
Fairfax US, Inc.
4.875%, 08/13/2024 (a)		745,000	744,284
Finial Holdings, Inc.
7.125%, 10/15/2023		1,415,000	1,476,678
Health Care Service Corp A Mutual Legal Reserve Co.
1.500%, 06/01/2025 (a)		2,000,000	1,853,526
Jackson National Life Global Funding
3.875%, 06/11/2025 (a)		718,000	713,144
John Hancock Life Insurance Co.
7.375%, 02/15/2024 (a)		495,000	522,793
Liberty Mutual Insurance Co.
8.500%, 05/15/2025 (a)		1,500,000	1,642,069
Metropolitan Life Insurance Co.
7.875%, 02/15/2024 (a)		1,695,000	1,804,191
Nationwide Mutual Insurance Co.
4.119%, (3 Month LIBOR USD + 2.290%), 12/15/2024 (a)(b)		5,000,000	5,001,172
New York Life Global Funding
1.185%, (SOFRIX + 0.330%), 01/14/2025 (a)(b)		3,000,000	2,931,789
Pacific Life Insurance Co.
7.900%, 12/30/2023 (a)		1,700,000	1,797,085
Principal Life Global Funding II
1.697%, (SOFR + 0.380%), 08/23/2024 (a)(b)		2,439,000	2,395,915
Reliance Standard Life Global Funding II
2.500%, 10/30/2024 (a)		1,000,000	961,927
			39,655,588
Life Sciences Tools & Services - 1.1%
Thermo Fisher Scientific, Inc.
1.266%, (SOFRIX + 0.390%), 10/18/2023 (b)		815,000	804,581
1.406%, (SOFRIX + 0.530%), 10/18/2024 (b)		1,673,000	1,655,562
			2,460,143
Machinery - 1.3%
Parker-Hannifin Corp.
3.650%, 06/15/2024		3,000,000	2,993,953

Multi-Utilities - 11.7%
American Electric Power Co., Inc.
0.750%, 11/01/2023		1,115,000	1,073,561
Atlantic City Electric Co.
3.375%, 09/01/2024		535,000	527,092
Baltimore Gas and Electric Co.
3.350%, 07/01/2023		870,000	867,809
CenterPoint Energy, Inc.
1.871%, (SOFRIX + 0.650%), 05/13/2024 (b)		2,473,000	2,412,701
CMS Energy Corp.
3.875%, 03/01/2024		1,570,000	1,570,176
Dominion Energy, Inc.
2.359%, (3 Month LIBOR USD + 0.530%), 09/15/2023 (b)		4,397,000	4,378,556
DTE Energy Co.
1.050%, 06/01/2025		1,500,000	1,382,417
Duke Energy Florida Project Finance LLC
1.731%, 09/01/2024		43,640	43,490
Entergy Louisiana LLC
0.950%, 10/01/2024		5,336,000	5,019,916
PPL Electric Utilities Corp.
2.484%, (3 Month LIBOR USD + 0.250%), 09/28/2023		3,975,000	3,931,288
1.849%, (SOFR + 0.330%), 06/24/2024 (b)		2,384,000	2,331,032
WEC Energy Group, Inc.
0.800%, 03/15/2024		3,000,000	2,852,823
			26,390,861
Oil, Gas & Consumable Fuels - 2.0%
Kinder Morgan, Inc.
2.324%, (3 Month LIBOR USD + 1.280%), 01/15/2023 (b)		2,588,000	2,590,112
Magellan Midstream Partners LP
3.200%, 03/15/2025		1,992,000	1,941,613
			4,531,725
Pharmaceuticals - 2.7%
AstraZeneca PLC
2.109%, (3 Month LIBOR USD + 0.665%), 08/17/2023 (b)		3,165,000	3,168,063
Bayer US Finance II LLC
3.875%, 12/15/2023 (a)		2,000,000	1,998,328
Pfizer, Inc.
2.159%, (3 Month LIBOR USD + 0.330%), 09/15/2023 (b)		877,000	874,514
			6,040,905
Rail Transportation - 0.6%
Canadian Pacific Railway Co.
1.350%, 12/02/2024		1,351,000	1,273,775

Real Estate Investment Trusts (REITs) - 1.6%
Public Storage
1.448%, (SOFR + 0.470%), 04/23/2024 (b)		3,596,000	3,546,925

Retailing - 1.1%
Genuine Parts Co.
1.750%, 02/01/2025		2,089,000	1,975,619
Ross Stores, Inc.
4.600%, 04/15/2025		500,000	506,308
			2,481,927
Semiconductors & Semiconductor Equipment - 1.8%
Analog Devices, Inc.
1.773%, (SOFR + 0.250%), 10/01/2024 (b)		813,000	793,659
NVIDIA Corp.
0.584%, 06/14/2024		2,000,000	1,902,107
QUALCOMM, Inc.
1.969%, (3 Month LIBOR USD + 0.730%), 01/30/2023 (b)		1,267,000	1,266,706
			3,962,472
TOTAL CORPORATE BONDS (Cost $200,690,245)			196,595,060

MUNICIPAL BONDS - 2.4%
City of Moline IL
2.130%, 12/01/2022		100,000	99,633
City of Oakland CA
4.000%, 12/15/2022		700,000	703,712
Colorado Bridge Enterprise
0.923%, 12/31/2023		2,000,000	1,931,029
Homewood Educational Building Authority
2.000%, 12/01/2023		620,000	607,424
Indiana Finance Authority
0.955%, 03/01/2024		450,000	431,813
Iowa Student Loan Liquidity Corp.
3.586%, 12/01/2023		1,000,000	1,002,181
Kentucky Housing Corp.
0.800%, 01/01/2024		350,000	337,605
North Springs Improvement District
1.000%, 05/01/2023		215,000	211,458
TOTAL MUNICIPAL BONDS (Cost $5,460,083)			5,324,855

U.S. GOVERNMENT NOTES/BONDS - 3.4%
United States Treasury Inflation Indexed Bonds
0.125%, 01/15/2023		7,515,120	7,642,943
TOTAL US GOVERNMENT NOTES/BONDS (Cost $7,690,033)			7,642,943

SHORT-TERM INVESTMENTS - 6.2%
Money Market Funds - 6.2%
First American Government Obligations Fund - Class X, 1.29% (c)		14,006,271	14,006,271
TOTAL SHORT-TERM INVESTMENTS (Cost $14,006,271)			14,006,271

Total Investments (Cost $227,846,632) - 99.3%			223,569,129
Other Assets in Excess of Liabilities - 0.7%			1,610,425
TOTAL NET ASSETS - 100.0%			$225,179,554

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)
Restriced security as defined in Rule 144(a) under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2022, the market value of these securities total $46,982,350, which represents 20.86% of total net assets.

(b)		Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2022.
(c)		The rate shown is the annualized seven-day yield at period end.

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF (“SINV”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Alternative Harvest ETF (“MJXL”), ETFMG 2x Daily Inverse Alternative Harvest ETF (“MJIN”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”), AI Powered Equity ETF (“AIEQ”) and ETFMG Real Estate Tech ETF (‘HHH”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2022, AIEQ, HACK, VALT, AWAY, GERM, MJUS, MJXL, MJIN, SINV, SILX, AWYX, IVES, ITEQ, HHH and ETHO did not hold any fair valued securities. As of June 30, 2022, SILJ held two fair valued securities and MJ, IPAY and GAMR held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2022:

VALT
Assets^	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$196,595,060	$-	$196,595,060
Municipal Bonds	-	5,324,855	-	5,324,855
U.S. Government Notes/Bonds	-	7,642,943	-	7,642,943
Short-Term Investments	14,006,271	-	-	14,006,271
Total Investments in Securities	$14,006,271	$209,562,858	$-	$223,569,129

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.